UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


            Report for the Calendar Year or Quarter Ended: June 30, 2012


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Southport Management L.L.C.

Address:  3465 North Pines Way, STE 104 #25009
          Wilson, WY 83014

13F File Number: 028-14966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jon Dawson
Title:  Managing Member
Phone:  (307) 733-9000


Signature, Place and Date of Signing:


/s/ Jon Dawson                      Wilson, WY               August 14, 2012
-----------------------     --------------------------    ----------------------
      [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total:  $74,534
                                        (thousands)



List of Other Included Managers:


No.      Form 13F File Number      Name


1.       028-13190                 Southport Management Limited Partnership


                                                   FORM 13F INFORMATION TABLE
                                                         June 30, 2012


COLUMN 1                      COLUMN  2         COLUMN 3    COLUMN 4        COLUMN 5      COLUMN 6       COLUMN 7    COLUMN 8

                              TITLE                         VALUE      SHRS OR  SH/ PUT/  INVESTMENT     OTHER    VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP       (X$1000)   PRN AMT  PRN CALL  DISCRETION     MGRS   SOLE    SHARED  NONE
--------------                --------          -----       --------   -------  --- ----  ----------     ----   ----    ------  ----
ALASKA AIR GROUP INC          COM               011659109   2,252       62,730  SH        SHARED DEFINED   1     62,730
AMERICAN CAP LTD              COM               02503Y103     302       30,000  SH        SHARED DEFINED   1     30,000
APPLE INC                     COM               37833100    4,215        7,217  SH        SHARED DEFINED   1      7,217
BERKLEY W R CORP              COM               84423102    3,892      100,000  SH        SHARED DEFINED   1    100,000
CF INDS HLDGS INC             COM               125269100   3,875       20,000  SH        SHARED DEFINED   1     20,000
CISCO SYS INC                 COM               17275R102   2,283      132,945  SH        SHARED DEFINED   1    132,945
CONOCOPHILLIPS                COM               20825C104   1,931       34,555  SH        SHARED DEFINED   1     34,555
CONTINENTAL RESOURCES INC     COM               212015101   2,642       39,660  SH        SHARED DEFINED   1     39,660
CROWN CASTLE INTL CORP        COM               228227104   5,381       91,730  SH        SHARED DEFINED   1     91,730
EDGAR ONLINE INC              COM               279765101     400      370,804  SH        SHARED DEFINED   1    370,804
ENSCO PLC                     SHS CLASS A       G3157S106   2,957       62,955  SH        SHARED DEFINED   1     62,955
EVEREST RE GROUP LTD          COM               G3223R108   5,575       53,870  SH        SHARED DEFINED   1     53,870
HARRY WINSTON DIAMOND CORP    COM               41587B100     277       24,370  SH        SHARED DEFINED   1     24,370
HEALTHCARE SVCS GRP INC       COM               421906108     194       10,000  SH        SHARED DEFINED   1     10,000
HERTZ GLOBAL HOLDINGS INC     COM               42805T105   1,113       86,992  SH        SHARED DEFINED   1     86,992
IMAX CORP                     COM               45245E109     601       25,000  SH        SHARED DEFINED   1     25,000
METLIFE INC                   COM               59156R108   2,524       81,830  SH        SHARED DEFINED   1     81,830
MYLAN INC                     COM               628530107   4,370      204,470  SH        SHARED DEFINED   1    204,470
NRG ENERGY INC                COM NEW           629377508     434       25,000  SH        SHARED DEFINED   1     25,000
OLIN CORP                     COM PAR $1        680665205     209       10,000  SH        SHARED DEFINED   1     10,000
PARTNERRE LTD                 COM               G6852T105     757       10,000  SH        SHARED DEFINED   1     10,000
PHILLIPS 66                   COM               718546104     574       17,277  SH        SHARED DEFINED   1     17,277
PROSHARES TR                  PSHS ULSHT SP500  74347R883   7,156      459,000  SH        SHARED DEFINED   1    459,000
QUALCOMM INC                  COM               747525103   2,879       51,700  SH        SHARED DEFINED   1     51,700
RENAISSANCERE HOLDINGS LTD    COM               G7496G103     760       10,000  SH        SHARED DEFINED   1     10,000
SEADRILL LIMITED              SHS               G7945E105   2,151       60,550  SH        SHARED DEFINED   1     60,550
SEQUENOM INC                  COM NEW           817337405     102       25,000  SH        SHARED DEFINED   1     25,000
SIRIUS XM RADIO INC           COM               82967N108   1,426      770,700  SH        SHARED DEFINED   1    770,700
SOUTHWEST AIRLS CO            COM               844741108     922      100,000  SH        SHARED DEFINED   1    100,000
SPIRIT AIRLS INC              COM               848577102     522       26,805  SH        SHARED DEFINED   1     26,805
STARBUCKS CORP                COM               855244109   2,133       40,000  SH        SHARED DEFINED   1     40,000
TEXAS INSTRS INC              COM               882508104   1,463       51,000  SH        SHARED DEFINED   1     51,000
TJX COS INC NEW               COM               872540109   4,370      101,800  SH        SHARED DEFINED   1    101,800
U S AIRWAYS GROUP INC         COM               90341W108     467       35,000  SH        SHARED DEFINED   1     35,000
UNITED CONTL HLDGS INC        COM               910047109     608       25,000  SH        SHARED DEFINED   1     25,000
VALMONT INDS INC              COM               920253101   1,083        8,955  SH        SHARED DEFINED   1      8,955
VERISK ANALYTICS INC          CL A              92345Y106   1,734       35,205  SH        SHARED DEFINED   1     35,205
